13. Intangible Assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets Details 2
Inventories and cost of products and services sold	R$ 29,344	R$ 14,593	R$ 11,522
Selling and marketing	484,609	492,973	436,253
General and administrative	57,758	47,358	42,689
Total, amortization	R$ 571,711	R$ 554,924	R$ 490,464